Inx Token Liability	12 Months Ended
Dec. 31, 2025
Inx Token Liability [Abstract]
INX TOKEN LIABILITY

NOTE 12: INX TOKEN LIABILITY

The INX Token is a hybrid financial instrument and is accounted for as a financial liability. The number of INX Tokens that the Company has issued as of December 31, 2025, and December 31, 2024, or has an obligation to issue is as follows:

	December 31, 2025	December 31, 2024
Total number of INX Tokens	142,696,001	135,959,320

INX Token liability	$24,258	$25,833

During the year ended on December 31, 2025, the Company granted 250,000 INX Token issued for a total consideration of $13 to a former employee, 250,000 INX Token to a service provider and an advisor and recorded a corresponding expense of $82. Additionally, 6,813,680 INX Token warrants were exercised on a cashless basis.

On September 19, 2024, the Board renewed its authorization from August 9, 2023, authorizing the management to repurchase INX Tokens (the “Repurchased Tokens”) from their holders as the management deems required or desirable for the benefit of INX, provided that the aggregate purchase amount of Repurchased Tokens and Company’s common shares repurchased through September 18, 2025, will not exceed $5,000. Such repurchase shall be subject to the provisions of any applicable laws and regulations, and to the advice of the Company’s legal advisors.

The share and INX Tokens repurchase program expired on September 18, 2025 and was not renewed.

As of December 31, 2025, there were no repurchases of the INX Tokens by the Company.

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2025, are as follows:

	Discount rate	Number of INX Tokens	Total fair value
Not subject to lock-up	0%	142,696,001	$24,258

The fair value of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2024, are as follows:

	Discount rate	Number of INX Tokens	Total fair value
Not subject to lock-up	0%	135,959,320	$25,833

The fair value per INX Token as of December 31, 2025, and 2024, for tokens that are not subject to lock-up agreement was $0.17 and $0.19 respectively, based on the closing market price. The level in the fair value hierarchy is level 1.

For the years ended December 31, 2025, and 2024, the re-measurement to fair value of the INX Token liability with respect to INX Tokens issued by the Company resulted in an unrealized gain of $3,495 and $28,394, respectively, which was recorded in profit or loss.

The changes in the fair value of the INX Token liability are attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, are immaterial for all reported periods and therefore no amounts have been included in other comprehensive income with respect to the credit risk.